Notes Receivable to Participants (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Minimum borrowing, amount	$ 1,000
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
Basis spread on variable rate	1.00%
General loan, minimum borrowing term	1 year
General loan, maximum borrowing term	5 years
Primary residence, borrowing term	15 years